Debt - Summary of Debt - Master Trust Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2014
Debt Instrument [Line Items]
Total debt, net	$ 1,712,846,000	$ 2,325,014,000
Master Trust Notes
Debt Instrument [Line Items]
Long-term debt, gross	2,248,504,000	1,672,706,000
Debt discount, net	(36,188,000)	(18,787,000)
Deferred financing costs, net	(24,010,000)	(16,376,000)
Total debt, net	2,188,306,000	1,637,543,000
Aggregate principal amount of debt	$ 674,400,000		$ 510,000,000
Master Trust Notes | Series 2014-1 Class A1
Debt Instrument [Line Items]
Stated interest rate	0.00%
Maturity	0 years
Long-term debt, gross	$ 0	53,919,000
Master Trust Notes | Series 2014-1 Class A2
Debt Instrument [Line Items]
Stated interest rate	5.40%
Maturity	2 years 6 months 18 days
Long-term debt, gross	$ 252,437,000	253,300,000
Master Trust Notes | Series 2014-2
Debt Instrument [Line Items]
Stated interest rate	5.80%
Maturity	3 years 2 months 18 days
Long-term debt, gross	$ 222,683,000	226,283,000
Master Trust Notes | Series 2014-3
Debt Instrument [Line Items]
Stated interest rate	5.70%
Maturity	4 years 2 months 18 days
Long-term debt, gross	$ 311,336,000	311,820,000
Master Trust Notes | Series 2014-4 Class A1
Debt Instrument [Line Items]
Stated interest rate	3.50%		3.50%
Maturity	2 years 19 days
Long-term debt, gross	$ 150,000,000	150,000,000
Aggregate principal amount of debt			$ 150,000,000.0
Master Trust Notes | Series 2014-4 Class A2
Debt Instrument [Line Items]
Stated interest rate	4.60%		4.63%
Maturity	12 years 19 days
Long-term debt, gross	$ 358,664,000	360,000,000
Aggregate principal amount of debt			$ 360,000,000.0
Master Trust Notes | Series 2017-1 Class A
Debt Instrument [Line Items]
Stated interest rate	4.36%
Maturity	4 years 11 months 19 days
Long-term debt, gross	$ 515,280,000	0
Aggregate principal amount of debt	$ 542,400,000
Master Trust Notes | Series 2017-1 Class B
Debt Instrument [Line Items]
Stated interest rate	6.35%
Maturity	4 years 11 months 19 days
Long-term debt, gross	$ 125,400,000	0
Aggregate principal amount of debt	$ 132,000,000.0
Master Trust Notes | Total Master Trust 2014 notes
Debt Instrument [Line Items]
Maturity	5 years 4 months 24 days
Long-term debt, gross	$ 1,935,800,000	1,355,322,000
Master Trust Notes | Total Master Trust 2014 notes | Weighted Average
Debt Instrument [Line Items]
Stated interest rate	5.00%
Master Trust Notes | Series 2013-1 Class A
Debt Instrument [Line Items]
Stated interest rate	3.90%
Maturity	11 months 19 days
Long-term debt, gross	$ 125,000,000	125,000,000
Master Trust Notes | Series 2013-2 Class A
Debt Instrument [Line Items]
Stated interest rate	5.30%
Maturity	5 years 11 months 18 days
Long-term debt, gross	$ 187,704,000	192,384,000
Master Trust Notes | Total Master Trust 2013 notes
Debt Instrument [Line Items]
Maturity	3 years 11 months 19 days
Long-term debt, gross	$ 312,704,000	$ 317,384,000
Master Trust Notes | Total Master Trust 2013 notes | Weighted Average
Debt Instrument [Line Items]
Stated interest rate	4.70%
Spirit Realty, Inc. | Master Trust Notes | Series 2017-1 Class A
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 27,100,000
Spirit Realty, Inc. | Master Trust Notes | Series 2017-1 Class B
Debt Instrument [Line Items]
Aggregate principal amount of debt	$ 6,600,000